Submission	Feb. 13, 2026
Submission [Line Items]
Central Index Key	0001803599
Registrant Name	Concentrix Corporation
Registration File Number	333-273277
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A